Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Income Taxes [Line Items]
Combined federal, state and foreign effective tax rate	36.40%	36.40%	37.20%
Federal statutory rate	35.00%
Undistributed foreign earnings	$ 3,400
Change in unrecognized tax benefit which is reasonably possible within twelve months of the balance sheet date	270
Unrecognized tax benefits that would impact effective tax rate	318	$ 344	$ 314
Accrual for interest and penalties	2	7	$ 15
Total accrued interest and penalties	$ 104	101
Earliest Tax Year [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Tax year that remains open to examination	2005
Tax year under examination	2008
Latest Tax Year [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Tax year that remains open to examination	2007
Tax year under examination	2012
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating loss carryforward, valuation allowance	$ 6	$ 26
State Jurisdiction And Other Foreign [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2015
Tax year under examination	2005
State Jurisdiction And Other Foreign [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2034
Tax year under examination	2013